Unaudited Condensed Consolidated Balance Sheets (Parentheticals)	Mar. 31, 2015	Dec. 31, 2014
Limited Partner, Units Outstanding	5,916,634
Common Units [Member]
Limited Partner, Units Outstanding	5,916,634	5,913,000
Subordinated Units [Member]
Limited Partner, Units Outstanding	5,913,000	5,913,000